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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2012

                Check here if Amendment [_]; Amendment Number:
            This Amendment (Check only one.): [_] is a restatement.
                        [_] adds new holdings entries.

             Institutional Investment Manager Filing this Report:

                    Name:     GLENHILL ADVISORS, LLC
                    Address:  600 FIFTH AVENUE, 11TH FLOOR
                              NEW YORK, NEW YORK 10020

                        Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

          Person Signing this Report on Behalf of Reporting Manager:

                            Name:  Glenn J. Krevlin
                            Title: Managing Member
                            Phone: (646) 432-0600

                    Signature, Place, and Date of Signing:

 /s/ GLENN J. KREVLIN          New York, New York        February 14, 2013
 -------------------------  ------------------------  ------------------------
        [Signature]              [City, State]                 [Date]

                        Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:            3
                                         -------------

Form 13F Information Table Entry Total:       95
                                         -------------

Form 13F Information Table Value Total:    581,798
                                         -------------
                                          (thousands)

                       List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
No.  File Number  Name

01   028- 10911   Glenhill Capital Management, LLC

02   028- 10962   Glenhill Capital Overseas GP, Ltd.

03   028- 14598   Glenhill Capital Advisors, LLC

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FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------                     -------------- ----------- -------- ------------------ -------------- -------- ---------------------
                                                         Value   Shares or Sh/ Put/   Investment    Other   Voting Authority
Name of Issuer               Title of Class   CUSIP     (x$1000)  Prn Amt  Prn call   Discretion   Managers  Sole   Shared   None
--------------               -------------- ----------- -------- --------- --- ---- -------------- -------- ------ --------- ----
August 13 Calls on SEE US    CALL           81211K 90 0    1,615     5,000 SH  Call Shared-Defined 02, 03   Sole
Autodesk Inc                 COM            052769 10 6      777    21,967 SH       Shared-Defined 01, 03   Sole
Autodesk Inc                 COM            052769 10 6   16,757   474,033 SH       Shared-Defined 02, 03   Sole
B/E Aerospace Inc            COM            073302 10 1    1,552    31,409 SH       Shared-Defined 01, 03   Sole
B/E Aerospace Inc            COM            073302 10 1   34,354   695,425 SH       Shared-Defined 02, 03   Sole
Bank Of America Corp         COM            060505 10 4    1,987   171,152 SH       Shared-Defined 01, 03   Sole
Bloomin' Brands Inc          COM            094235 10 8      951    60,833 SH       Shared-Defined 01, 03   Sole
Bloomin' Brands Inc          COM            094235 10 8   12,199   780,018 SH       Shared-Defined 02, 03   Sole
Blyth Inc                    COM NEW        09643P 20 7      503    32,323 SH       Shared-Defined 01, 03   Sole
Blyth Inc                    COM NEW        09643P 20 7    3,691   237,383 SH       Shared-Defined 02, 03   Sole
Casual Male Retail Group Inc COM NEW        148711 30 2    6,327 1,506,541 SH       Shared-Defined 01, 03   Sole
Casual Male Retail Group Inc COM NEW        148711 30 2   12,450 2,964,177 SH       Shared-Defined 02, 03   Sole
CBRE Group Inc - A           CL A           12504L 10 9      402    20,221 SH       Shared-Defined 01, 03   Sole
CBRE Group Inc - A           CL A           12504L 10 9    8,752   439,779 SH       Shared-Defined 02, 03   Sole
China Pharma Holdings Inc    COM            16941T 10 4       40   200,000 SH       Shared-Defined 01, 03   Sole
China XD Plastics Co Ltd     COM            16948F 10 7      861   225,379 SH       Shared-Defined 01, 03   Sole
China Yida Holdings Co       COM            16945D 30 3      154    48,104 SH       Shared-Defined 01, 03   Sole
Comverse Inc                 COM            20585P 10 5      208     7,296 SH       Shared-Defined 01, 03   Sole
Comverse Inc                 COM            20585P 10 5    1,664    58,313 SH       Shared-Defined 02, 03   Sole
Comverse Technology Inc      COM PAR $0.10  205862 40 2      366    95,365 SH       Shared-Defined 01, 03   Sole
Comverse Technology Inc      COM PAR $0.10  205862 40 2    3,441   895,985 SH       Shared-Defined 02, 03   Sole
Covanta Holding Corp         COM            22282E 10 2    4,553   247,177 SH       Shared-Defined 01, 03   Sole
Covanta Holding Corp         COM            22282E 10 2      336    18,256 SH       Shared-Defined 02, 03   Sole
Dover Saddlery Inc           COM            260412 10 1    3,033   918,983 SH       Shared-Defined 02, 03   Sole
Family Dollar Stores         COM            307000 10 9    1,257    19,824 SH       Shared-Defined 01, 03   Sole
Family Dollar Stores         COM            307000 10 9   23,205   365,951 SH       Shared-Defined 02, 03   Sole
February 13 Calls on NICE US CALL           653656 90 8       30       500 SH  Call Shared-Defined 02, 03   Sole
February 13 Calls on NICE US CALL           653656 90 8     --         500 SH  Call Shared-Defined 02, 03   Sole
February 13 Calls on SEE US  CALL           81211K 90 0      870     2,000 SH  Call Shared-Defined 02, 03   Sole
February 13 Calls on SEE US  CALL           81211K 90 0      676     2,000 SH  Call Shared-Defined 02, 03   Sole
February 13 Calls on SEE US  CALL           81211K 90 0    1,300     5,000 SH  Call Shared-Defined 02, 03   Sole
February 13 Calls on SEE US  CALL           81211K 90 0      151     2,150 SH  Call Shared-Defined 02, 03   Sole
Fifth & Pacific Cos Inc      COM            316645 10 0    6,040   485,106 SH       Shared-Defined 01, 03   Sole
Fifth & Pacific Cos Inc      COM            316645 10 0   32,029 2,572,614 SH       Shared-Defined 02, 03   Sole
Flow Intl Corp               COM            343468 10 4      768   219,318 SH       Shared-Defined 01, 03   Sole
Gildan Activewear Inc        COM            375916 10 3   14,632   400,007 SH       Shared-Defined 02, 03   Sole
Google Inc-Cl A              CL A           38259P 50 8      364       514 SH       Shared-Defined 01, 03   Sole
Google Inc-Cl A              CL A           38259P 50 8   14,774    20,886 SH       Shared-Defined 02, 03   Sole
Harvest Natural Resources
  Inc                        COM            41754V 10 3      567    62,500 SH       Shared-Defined 01, 03   Sole
Harvest Natural Resources
  Inc                        COM            41754V 10 3    6,604   728,162 SH       Shared-Defined 02, 03   Sole
Jack In The Box Inc          COM            466367 10 9      618    21,606 SH       Shared-Defined 01, 03   Sole
Jack In The Box Inc          COM            466367 10 9    9,713   339,618 SH       Shared-Defined 02, 03   Sole
Jamba Inc                    COM            47023A 10 1    1,165   520,000 SH       Shared-Defined 01, 03   Sole
January 13 Calls on ESRX US  CALL           30219G 90 8       19     2,700 SH  Call Shared-Defined 02, 03   Sole
January 13 Calls on MSI US   CALL           620076 90 7    2,365     2,750 SH  Call Shared-Defined 02, 03   Sole
January 13 Calls on NWSA US  CALL           65248E 90 4    1,509     4,250 SH  Call Shared-Defined 02, 03   Sole
January 13 Puts on MW US     PUT            587118 95 0       18     1,193 SH  Put  Shared-Defined 02, 03   Sole
January 14 Calls on FNP US   CALL           316645 90 0    3,975    15,000 SH  Call Shared-Defined 02, 03   Sole
January 14 Calls on MTOR US  CALL           59001K 90 0    1,150    10,000 SH  Call Shared-Defined 02, 03   Sole
Joy Global Inc               COM            481165 10 8      423     6,639 SH       Shared-Defined 01, 03   Sole
JPMorgan Chase & Co          COM            46625H 10 0    1,451    33,000 SH       Shared-Defined 01, 03   Sole
Lionbridge Technologies Inc  COM            536252 10 9    2,849   708,654 SH       Shared-Defined 01, 03   Sole
Lionbridge Technologies Inc  COM            536252 10 9   19,154 4,764,557 SH       Shared-Defined 02, 03   Sole
LJ International Inc         ORD            G55312 10 5      670   371,968 SH       Shared-Defined 01, 03   Sole
March 13 Calls on CVA US     CALL           22282E 90 2    1,300    10,000 SH  Call Shared-Defined 02, 03   Sole
March 13 Puts on GPS US      PUT            364760 95 8      410     2,000 SH  Put  Shared-Defined 02, 03   Sole
Men's Wearhouse Inc/The      COM            587118 10 0    1,078    34,588 SH       Shared-Defined 01, 03   Sole
Men's Wearhouse Inc/The      COM            587118 10 0   26,567   852,593 SH       Shared-Defined 02, 03   Sole
Meritor Inc                  COM            59001K 10 0    1,162   245,690 SH       Shared-Defined 01, 03   Sole
Meritor Inc                  COM            59001K 10 0   10,157 2,147,402 SH       Shared-Defined 02, 03   Sole
Monsanto Co                  COM            61166W 10 1    1,527    16,132 SH       Shared-Defined 01, 03   Sole
Monsanto Co                  COM            61166W 10 1   14,470   152,875 SH       Shared-Defined 02, 03   Sole
Motorola Solutions Inc       COM NEW        620076 30 7    1,938    34,805 SH       Shared-Defined 01, 03   Sole
Motorola Solutions Inc       COM NEW        620076 30 7   23,405   420,350 SH       Shared-Defined 02, 03   Sole
News Corp-Cl A               CL A           65248E 10 4    1,553    60,887 SH       Shared-Defined 01, 03   Sole
News Corp-Cl A               CL A           65248E 10 4   15,944   625,000 SH       Shared-Defined 02, 03   Sole
Nice Systems Ltd-Spons Adr   SPONSORED ADR  653656 10 8   18,079   540,000 SH       Shared-Defined 02, 03   Sole
Pep Boys- Manny Moe & Jack   COM            713278 10 9    1,584   161,158 SH       Shared-Defined 01, 03   Sole
Pep Boys- Manny Moe & Jack   COM            713278 10 9   13,571 1,380,617 SH       Shared-Defined 02, 03   Sole
QKL Stores Inc               COM            74732Y 20 4       60    91,667 SH       Shared-Defined 01, 03   Sole
Qualcomm Inc                 COM            747525 10 3      756    12,226 SH       Shared-Defined 01, 03   Sole
Qualcomm Inc                 COM            747525 10 3   16,564   267,774 SH       Shared-Defined 02, 03   Sole
Retail Opp Invest Corp-Cw14  *W EXP
                             10/23/2014     76131N 11 9    2,314 2,600,000 SH       Shared-Defined 02, 03   Sole
Retail Opportunity
  Investments Corp           COM            76131N 10 1    3,287   255,782 SH       Shared-Defined 01, 03   Sole
Retail Opportunity
  Investments Corp           COM            76131N 10 1   18,725 1,456,960 SH       Shared-Defined 02, 03   Sole
Sandisk Corp                 COM            80004C 10 1      753    17,300 SH       Shared-Defined 01, 03   Sole
Sandisk Corp                 COM            80004C 10 1   16,800   386,200 SH       Shared-Defined 02, 03   Sole
Sapient Corporation          COM            803062 10 8    1,561   147,822 SH       Shared-Defined 01, 03   Sole
Sapient Corporation          COM            803062 10 8      596    56,457 SH       Shared-Defined 02, 03   Sole
Sealed Air Corp              COM            81211K 10 0    4,074   232,665 SH       Shared-Defined 01, 03   Sole
Sealed Air Corp              COM            81211K 10 0   13,614   777,489 SH       Shared-Defined 02, 03   Sole
Sensata Technologies
  Holding NV                 SHS            N7902X 10 6      554    17,069 SH       Shared-Defined 01, 03   Sole
Sensata Technologies
  Holding NV                 SHS            N7902X 10 6   10,078   310,284 SH       Shared-Defined 02, 03   Sole
Starwood Property Trust Inc  COM            85571B 10 5    4,736   206,270 SH       Shared-Defined 01, 03   Sole
Starwood Property Trust Inc  COM            85571B 10 5   18,289   796,557 SH       Shared-Defined 02, 03   Sole
Susser Holdings Corp         COM            869233 10 6      742    21,509 SH       Shared-Defined 01, 03   Sole
Susser Holdings Corp         COM            869233 10 6   11,157   323,491 SH       Shared-Defined 02, 03   Sole
TE Connectivity Ltd          REG SHS        H84989 10 4      458    12,325 SH       Shared-Defined 01, 03   Sole
TE Connectivity Ltd          REG SHS        H84989 10 4    9,255   249,330 SH       Shared-Defined 02, 03   Sole
Verint Systems Inc           COM            92343X 10 0    9,097   309,835 SH       Shared-Defined 02, 03   Sole
W.R. Grace & Co              COM            38388F 10 8    1,532    22,792 SH       Shared-Defined 01, 03   Sole
W.R. Grace & Co              COM            38388F 10 8   33,613   499,970 SH       Shared-Defined 02, 03   Sole
Wesco International Inc      COM            95082P 10 5      149     2,215 SH       Shared-Defined 01, 03   Sole
Wesco International Inc      COM            95082P 10 5    3,222    47,785 SH       Shared-Defined 02, 03   Sole
Yongye International Inc     COM            98607B 10 6    1,749   300,000 SH       Shared-Defined 01, 03   Sole